Segment Information - Schedule of Reportable Segments and Corporate Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Interest income	$ 201,833	$ 178,482
Interest expense:
Warehouse credit facility	29,276	19,914
Securitization debt	30,084	21,979
Total interest expense	59,360	41,893
Net interest income	142,473	136,589
Realized and unrealized losses, net of recoveries	119,868	122,541
Net interest income after losses and recoveries	22,605	14,048
Noninterest (loss) income:
Servicing income	6,501	10,041
Warranties and GAP income (loss), net	(2,610)	5,713
CarStory revenue	11,610	12,384
Gain on debt extinguishment		37,878
Other income	10,850	9,110
Total noninterest (loss) income	26,351	75,126
Expenses:
Compensation and benefits	97,293	86,700
Professional fees	12,035	14,552
Software and IT costs	15,083	19,601
Depreciation and amortization	29,086	29,113
Interest expense on corporate debt	5,826	5,976
Impairment charges	5,159
Other expenses	16,294	17,687
Total expenses	180,776	173,629
Adjusted EBITDA	(28,896)	(19,786)
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Segment Reporting Information [Line Items]
Interest income	(2,129)	(2,488)
Interest expense:
Warehouse credit facility
Securitization debt
Total interest expense
Net interest income	(2,129)	(2,488)
Realized and unrealized losses, net of recoveries	21,239	30,169
Net interest income after losses and recoveries	(23,368)	(32,657)
Noninterest (loss) income:
Servicing income
Warranties and GAP income (loss), net	(10,399)	(2,158)
CarStory revenue
Gain on debt extinguishment		37,878
Other income	1,824	5,457
Total noninterest (loss) income	(8,575)	41,177
Expenses:
Compensation and benefits	10,626	9,940
Professional fees	8,377	8,816
Software and IT costs	4,471	9,288
Depreciation and amortization
Interest expense on corporate debt	3,430	4,296
Impairment charges
Other expenses	6,422	9,295
Total expenses	33,326	41,635
United Auto Credit Corporation [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Interest income	203,962	180,970
Interest expense:
Warehouse credit facility	29,276	19,914
Securitization debt	30,084	21,979
Total interest expense	59,360	41,893
Net interest income	144,602	139,077
Realized and unrealized losses, net of recoveries	98,629	92,372
Net interest income after losses and recoveries	45,973	46,705
Noninterest (loss) income:
Servicing income	6,501	10,041
Warranties and GAP income (loss), net	7,789	7,871
CarStory revenue
Gain on debt extinguishment
Other income	8,334	3,209
Total noninterest (loss) income	22,624	21,121
Expenses:
Compensation and benefits	76,374	67,807
Professional fees	3,506	5,395
Software and IT costs	10,397	10,116
Depreciation and amortization	22,683	22,685
Interest expense on corporate debt	2,396	1,680
Impairment charges	5,159
Other expenses	9,457	7,809
Total expenses	129,972	115,492
Adjusted EBITDA	(29,808)	(23,185)
CarStory [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Interest income
Interest expense:
Warehouse credit facility
Securitization debt
Total interest expense
Net interest income
Realized and unrealized losses, net of recoveries
Net interest income after losses and recoveries
Noninterest (loss) income:
Servicing income
Warranties and GAP income (loss), net
CarStory revenue	11,610	12,384
Gain on debt extinguishment
Other income	692	444
Total noninterest (loss) income	12,302	12,828
Expenses:
Compensation and benefits	10,293	8,953
Professional fees	152	341
Software and IT costs	215	197
Depreciation and amortization	6,403	6,428
Interest expense on corporate debt
Impairment charges
Other expenses	414	584
Total expenses	17,477	16,503
Adjusted EBITDA	$ 912	$ 3,399